Distribution Date:	10/17/22	JPMBB Commercial Mortgage Securities Trust
Determination Date:	10/11/22
Next Distribution Date:	11/18/22
Record Date:	09/30/22	Commercial Mortgage Pass-Through Certificates
Series 2013-C14

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Midland Loan Services
Additional Information	5
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services
Current Mortgage Loan and Property Stratification	8-12		askmidlandls.com	(913) 253-9000
Mortgage Loan Detail (Part 1)	13		A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 2)	14	Senior Trust Advisor	Pentalpha Surveillance LLC
Principal Prepayment Detail	15		Don Simon	(203) 660-6100
Historical Detail	16		PO Box 4839 | Greenwich, CT 06831 | United States
Delinquency Loan Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	18		Corporate Trust Services (CMBS)	cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	19			trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	20
Modified Loan Detail	21
Historical Liquidated Loan Detail	22
Historical Bond / Collateral Loss Reconciliation Detail	23
Interest Shortfall Detail - Collateral Level	24
Supplemental Notes	25

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 25

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46640LAA0	1.260400%	80,032,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46640LAB8	3.019300%	278,327,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46640LAC6	4.095700%	75,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46640LAD4	4.132700%	288,526,000.00	217,489,066.70	0.00	749,014.22	0.00	0.00	749,014.22	217,489,066.70	58.25%	30.00%
A-SB	46640LAE2	3.760700%	81,821,000.00	17,909,959.94	1,161,632.05	56,128.32	0.00	0.00	1,217,760.37	16,748,327.89	58.25%	30.00%
A-S	46640LAH5	4.409300%	80,371,000.00	80,371,000.00	0.00	295,316.54	0.00	0.00	295,316.54	80,371,000.00	43.93%	23.00%
B	46640LAJ1	4.547734%	76,065,000.00	76,065,000.00	0.00	288,269.49	0.00	0.00	288,269.49	76,065,000.00	30.37%	16.38%
C	46640LAK8	4.547734%	45,926,000.00	45,926,000.00	0.00	174,049.36	0.00	0.00	174,049.36	45,926,000.00	22.18%	12.38%
D	46640LAN2	4.547734%	53,102,000.00	53,102,000.00	0.00	201,244.81	0.00	0.00	201,244.81	53,102,000.00	12.72%	7.75%
E	46640LAQ5	4.547734%	11,482,000.00	11,482,000.00	0.00	43,514.24	0.00	0.00	43,514.24	11,482,000.00	10.67%	6.75%
F	46640LAS1	3.598000%	12,916,000.00	12,916,000.00	0.00	38,726.47	0.00	0.00	38,726.47	12,916,000.00	8.37%	5.63%
G	46640LAU6	3.598000%	22,963,000.00	22,963,000.00	0.00	68,850.73	0.00	0.00	68,850.73	22,963,000.00	4.28%	3.63%
NR	46640LAW2	3.598000%	41,620,829.00	23,991,566.15	0.00	151,312.38	0.00	0.00	151,312.38	23,991,566.15	0.00%	0.00%
LP	NA	0.000000%	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	46640LAY8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,148,151,929.00	562,215,592.79	1,161,632.05	2,066,426.56	0.00	0.00	3,228,058.61	561,053,960.74

X-A	46640LAF9	0.365732%	884,077,000.00	315,770,026.64	0.00	96,239.33	0.00	0.00	96,239.33	314,608,394.59
X-C	46640LAL6	0.949734%	77,499,829.00	59,870,566.15	0.00	47,384.26	0.00	0.00	47,384.26	59,870,566.15
Notional SubTotal			961,576,829.00	375,640,592.79	0.00	143,623.59	0.00	0.00	143,623.59	374,478,960.74

Deal Distribution Total					1,161,632.05	2,210,050.15	0.00	0.00	3,371,682.20

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 25

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46640LAA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46640LAB8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46640LAC6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46640LAD4	753.79365014	0.00000000	2.59600251	0.00000000	0.00000000	0.00000000	0.00000000	2.59600251	753.79365014
A-SB	46640LAE2	218.89197077	14.19723604	0.68598917	0.00000000	0.00000000	0.00000000	0.00000000	14.88322521	204.69473473
A-S	46640LAH5	1,000.00000000	0.00000000	3.67441664	0.00000000	0.00000000	0.00000000	0.00000000	3.67441664	1,000.00000000
B	46640LAJ1	1,000.00000000	0.00000000	3.78977835	0.00000000	0.00000000	0.00000000	0.00000000	3.78977835	1,000.00000000
C	46640LAK8	1,000.00000000	0.00000000	3.78977834	0.00000000	0.00000000	0.00000000	0.00000000	3.78977834	1,000.00000000
D	46640LAN2	1,000.00000000	0.00000000	3.78977835	0.00000000	0.00000000	0.00000000	0.00000000	3.78977835	1,000.00000000
E	46640LAQ5	1,000.00000000	0.00000000	3.78977878	0.00000000	0.00000000	0.00000000	0.00000000	3.78977878	1,000.00000000
F	46640LAS1	1,000.00000000	0.00000000	2.99833308	0.00000000	0.00000000	0.00000000	0.00000000	2.99833308	1,000.00000000
G	46640LAU6	1,000.00000000	0.00000000	2.99833341	0.00000000	0.00000000	0.00000000	0.00000000	2.99833341	1,000.00000000
NR	46640LAW2	576.43172244	0.00000000	3.63549654	(1.90716216)	43.92552657	0.00000000	0.00000000	3.63549654	576.43172244
LP	NA	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	46640LAY8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46640LAF9	357.17480111	0.00000000	0.10885854	0.00000000	0.00000000	0.00000000	0.00000000	0.10885854	355.86085215
X-C	46640LAL6	772.52513873	0.00000000	0.61141116	0.00000000	0.00000000	0.00000000	0.00000000	0.61141116	772.52513873

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 25

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	09/01/22 - 09/30/22	30	0.00	749,014.22	0.00	749,014.22	0.00	0.00	0.00	749,014.22	0.00
A-SB	09/01/22 - 09/30/22	30	0.00	56,128.32	0.00	56,128.32	0.00	0.00	0.00	56,128.32	0.00
X-A	09/01/22 - 09/30/22	30	0.00	96,239.33	0.00	96,239.33	0.00	0.00	0.00	96,239.33	0.00
X-C	09/01/22 - 09/30/22	30	0.00	47,384.26	0.00	47,384.26	0.00	0.00	0.00	47,384.26	0.00
A-S	09/01/22 - 09/30/22	30	0.00	295,316.54	0.00	295,316.54	0.00	0.00	0.00	295,316.54	0.00
B	09/01/22 - 09/30/22	30	0.00	288,269.49	0.00	288,269.49	0.00	0.00	0.00	288,269.49	0.00
C	09/01/22 - 09/30/22	30	0.00	174,049.36	0.00	174,049.36	0.00	0.00	0.00	174,049.36	0.00
D	09/01/22 - 09/30/22	30	0.00	201,244.81	0.00	201,244.81	0.00	0.00	0.00	201,244.81	0.00
E	09/01/22 - 09/30/22	30	0.00	43,514.24	0.00	43,514.24	0.00	0.00	0.00	43,514.24	0.00
F	09/01/22 - 09/30/22	30	0.00	38,726.47	0.00	38,726.47	0.00	0.00	0.00	38,726.47	0.00
G	09/01/22 - 09/30/22	30	0.00	68,850.73	0.00	68,850.73	0.00	0.00	0.00	68,850.73	0.00
NR	09/01/22 - 09/30/22	30	1,907,594.50	71,934.71	0.00	71,934.71	(79,377.67)	0.00	0.00	151,312.38	1,828,216.83
Totals			1,907,594.50	2,130,672.48	0.00	2,130,672.48	(79,377.67)	0.00	0.00	2,210,050.15	1,828,216.83

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 25

	Additional Information
Total Available Distribution Amount (1)	3,371,682.20
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 25

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,137,430.58	Master Servicing Fee	4,921.52
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	1,836.57
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	0.00
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,137,430.58	Total Fees	6,758.09

Principal		Expenses/Reimbursements
Scheduled Principal	1,161,632.05	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	(111,531.95)
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	32,154.28
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,161,632.05	Total Expenses/Reimbursements	(79,377.67)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,210,050.15
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,161,632.05
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,371,682.20
Total Funds Collected	3,299,062.63	Total Funds Distributed	3,299,062.62

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 25

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	562,215,592.79	562,215,592.79	Beginning Certificate Balance	562,215,592.79
(-) Scheduled Principal Collections	1,161,632.05	1,161,632.05	(-) Principal Distributions	1,161,632.05
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	561,053,960.74	561,053,960.74	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	562,790,104.69	562,790,104.69	Ending Certificate Balance	561,053,960.74
Ending Actual Collateral Balance	561,507,360.18	561,507,360.18

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.55%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 25

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	11	265,787,464.08	47.37%	9	4.6818	NAP	Defeased	11	265,787,464.08	47.37%	9	4.6818	NAP
$9,999,999 or less	9	50,980,239.91	9.09%	10	5.2280	1.286632	1.30 or less	7	190,454,178.78	33.95%	9	4.1978	0.964579
$10,000,000 to $19,999,999	2	28,710,804.55	5.12%	10	5.3627	1.183584	1.31 to 1.40	1	20,066,539.79	3.58%	9	4.6500	1.350000
$20,000,000 to $34,999,999	3	69,636,824.10	12.41%	9	4.6434	1.693578	1.41 to 1.50	1	2,849,338.59	0.51%	9	5.7920	1.410000
$35,000,000 to $49,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.51 to 1.60	1	24,549,531.19	4.38%	9	5.1917	1.550000
$50,000,000 to $99,999,999	2	145,938,628.10	26.01%	9	3.9154	0.979488	1.61 to 1.75	4	27,905,226.55	4.97%	9	5.5012	1.660978
$100,000,000 or Greater	0	0.00	0.00%	0	0.0000	0.000000	1.76 to 2.00	1	4,420,928.64	0.79%	10	5.0660	1.910000
Totals	27	561,053,960.74	100.00%	9	4.5622	1.402732	2.01 to 2.25	1	25,020,753.12	4.46%	9	4.1000	2.110000
							2.26 or Greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	27	561,053,960.74	100.00%	9	4.5622	1.402732
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 25

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	11	265,787,464.08	47.37%	9	4.6818	NAP
							Defeased	11	265,787,464.08	47.37%	9	4.6818	NAP
Arizona	2	32,361,139.50	5.77%	9	4.2223	1.883173
							Industrial	2	24,549,531.19	4.38%	9	5.1917	1.550000
California	1	7,930,270.21	1.41%	10	5.9770	1.660000
							Lodging	5	56,148,618.04	10.01%	9	5.2237	1.329843
Georgia	1	2,555,604.01	0.46%	10	5.4600	1.620000
							Mixed Use	1	3,921,094.97	0.70%	10	5.0780	1.050000
Illinois	2	24,549,531.19	4.38%	9	5.1917	1.550000
							Mobile Home Park	1	2,849,338.59	0.51%	9	5.7920	1.410000
Michigan	1	3,921,094.97	0.70%	10	5.0780	1.050000
							Multi-Family	1	5,615,080.70	1.00%	8	4.6190	1.620000
Missouri	1	16,906,532.92	3.01%	10	5.1900	0.830000
							Office	2	41,927,286.04	7.47%	9	4.5395	1.593860
Nevada	1	81,856,930.80	14.59%	9	3.9635	1.120000
							Retail	5	160,255,547.13	28.56%	9	4.0049	1.021350
New York	1	4,420,928.64	0.79%	10	5.0660	1.910000
							Totals	28	561,053,960.74	100.00%	9	4.5622	1.402732
Ohio	1	5,615,080.70	1.00%	8	4.6190	1.620000

Pennsylvania	1	20,066,539.79	3.58%	9	4.6500	1.350000

South Carolina	1	6,594,024.97	1.18%	10	5.1925	1.040000

Texas	1	9,753,511.44	1.74%	9	5.3450	0.780000

Washington	2	14,653,610.22	2.61%	9	5.6454	1.635555

Wisconsin	1	64,081,697.30	11.42%	8	3.8540	0.800000

Totals	28	561,053,960.74	100.00%	9	4.5622	1.402732

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 25

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	265,787,464.08	47.37%	9	4.6818	NAP	Defeased	11	265,787,464.08	47.37%	9	4.6818	NAP
	4.00000% or less	2	145,938,628.10	26.01%	9	3.9154	0.979488	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00001% to 4.30000%	1	25,020,753.12	4.46%	9	4.1000	2.110000	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.30001% to 4.55000%	0	0.00	0.00%	0	0.0000	0.000000	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.55001% to 4.75000%	3	33,022,006.87	5.89%	9	4.6423	1.342562	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.75001% to 4.95000%	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	16	295,266,496.66	52.63%	9	4.4545	1.220778
	4.95001% to 5.15000%	2	8,342,023.61	1.49%	10	5.0716	1.505765	Totals	27	561,053,960.74	100.00%	9	4.5622	1.402732
	5.15001% to 5.35000%	4	57,803,600.52	10.30%	9	5.2172	1.151308
	5.35001 or Greater	4	25,139,484.44	4.48%	9	5.7311	1.641685
	Totals	27	561,053,960.74	100.00%	9	4.5622	1.402732
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 25

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	265,787,464.08	47.37%	9	4.6818	NAP	Defeased	11	265,787,464.08	47.37%	9	4.6818	NAP
	60 months or less	16	295,266,496.66	52.63%	9	4.4545	1.220778	Interest Only	0	0.00	0.00%	0	0.0000	0.000000
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	299 Months or Less	16	295,266,496.66	52.63%	9	4.4545	1.220778
	85 months or Greater	0	0.00	0.00%	0	0.0000	0.000000	300 to 330 Months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	27	561,053,960.74	100.00%	9	4.5622	1.402732	331 Months or Greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	27	561,053,960.74	100.00%	9	4.5622	1.402732
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 25

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	11	265,787,464.08	47.37%	9	4.6818	NAP				None
Underwriter's Information		1	24,549,531.19	4.38%	9	5.1917	1.550000
	12 months or less	15	270,716,965.47	48.25%	9	4.3876	1.190923
	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	27	561,053,960.74	100.00%	9	4.5622	1.402732
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 25

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30305542	RT	Las Vegas	NV	Actual/360	3.963%	271,380.70	307,025.22	0.00	N/A	07/01/23	--	82,163,956.02	81,856,930.80	10/01/22
3	30305165	MU	New York	NY	Actual/360	4.093%	298,447.92	0.00	0.00	N/A	06/01/23	--	87,500,000.00	87,500,000.00	10/01/22
5	30305076	RT	Greendale	WI	Actual/360	3.854%	206,276.35	145,501.17	0.00	N/A	06/06/23	--	64,227,198.47	64,081,697.30	07/06/22
7	30305558	MU	Los Angeles	CA	Actual/360	5.196%	248,778.46	86,577.33	0.00	N/A	08/06/23	--	57,454,609.77	57,368,032.44	10/06/22
9	30305559	RT	Brentwood	CA	Actual/360	4.592%	111,073.22	68,358.19	0.00	N/A	06/06/23	--	29,026,102.52	28,957,744.33	10/06/22
10	30305547	OF	Phoenix	AZ	Actual/360	4.100%	85,657.17	49,638.37	0.00	N/A	07/01/23	--	25,070,391.49	25,020,753.12	10/01/22
11	30305541	IN	Various	IL	Actual/360	5.192%	106,410.47	45,880.80	0.00	N/A	07/01/23	--	24,595,411.99	24,549,531.19	10/01/22
12	30305554	OF	St Louis	MO	Actual/360	4.920%	90,219.63	52,342.31	0.00	N/A	07/01/23	--	22,004,786.66	21,952,444.35	10/01/22
14	30305560	LO	Pittsburgh	PA	Actual/360	4.650%	77,938.87	46,716.33	0.00	N/A	07/06/23	--	20,113,256.12	20,066,539.79	10/06/22
16	30305561	RT	Bronx	NY	Actual/360	5.247%	87,229.09	34,214.85	0.00	N/A	07/06/23	--	19,949,476.34	19,915,261.49	10/06/22
18	30305546	OF	St Louis	MO	Actual/360	5.190%	73,278.27	36,420.39	0.00	N/A	08/01/23	--	16,942,953.31	16,906,532.92	10/01/22
20	30305562	MH	Buffalo	NY	Actual/360	5.198%	71,435.83	30,566.02	0.00	N/A	08/06/23	--	16,491,534.41	16,460,968.39	10/06/22
23	30305563	MF	Edwardsville	IL	Actual/360	4.524%	49,990.24	31,307.73	0.00	N/A	07/06/23	--	13,260,010.24	13,228,702.51	10/06/22
24	30305555	LO	Seattle	WA	Actual/360	5.610%	55,361.40	37,739.69	0.00	N/A	07/01/23	--	11,842,011.32	11,804,271.63	10/01/22
25	30305564	LO	Fort Worth	TX	Actual/360	5.345%	43,586.40	32,021.79	0.00	N/A	07/06/23	--	9,785,533.23	9,753,511.44	09/06/22
29	30305537	RT	Tucson	AZ	Actual/360	4.639%	28,475.85	25,644.30	0.00	N/A	08/01/23	--	7,366,030.68	7,340,386.38	10/01/22
30	30305566	LO	San Diego	CA	Actual/360	5.977%	39,594.57	19,116.79	0.00	N/A	08/06/23	--	7,949,387.00	7,930,270.21	10/06/22
31	30305550	RT	Bonney Lake	WA	Actual/360	4.300%	24,414.63	16,659.70	0.00	N/A	06/01/23	--	6,813,386.33	6,796,726.63	10/01/22
32	30305540	LO	North Charleston	SC	Actual/360	5.192%	28,594.34	14,200.18	0.00	N/A	08/01/23	--	6,608,225.15	6,594,024.97	10/01/22
34	30305568	MH	Allegany	NY	Actual/360	5.618%	31,192.09	11,603.87	0.00	N/A	08/06/23	--	6,662,603.97	6,651,000.10	10/06/22
35	30305569	MF	Dublin	OH	Actual/360	4.619%	21,664.22	13,208.63	0.00	N/A	06/06/23	--	5,628,289.33	5,615,080.70	10/06/22
37	30305571	RT	Cheektowaga	NY	Actual/360	5.066%	18,726.23	14,814.95	0.00	08/06/23	01/06/24	--	4,435,743.59	4,420,928.64	10/06/22
41	30305551	RT	Lakewood	CO	Actual/360	4.400%	15,007.28	9,880.54	0.00	N/A	06/01/23	--	4,092,893.68	4,083,013.14	10/01/22
42	30305575	MU	Bloomfield Hills	MI	Actual/360	5.078%	16,639.53	11,050.22	0.00	N/A	08/06/23	--	3,932,145.19	3,921,094.97	10/06/22
43	30305533	MH	Tumwater	WA	Actual/360	5.792%	13,795.97	8,943.32	0.00	N/A	07/06/23	--	2,858,281.91	2,849,338.59	10/06/22
44	30305552	MF	Shaker Heights	OH	Actual/360	4.420%	10,609.71	6,893.04	0.00	N/A	07/01/23	--	2,880,463.74	2,873,570.70	10/01/22
45	30305556	RT	Chickamauga	GA	Actual/360	5.460%	11,652.14	5,306.32	0.00	N/A	08/01/23	--	2,560,910.33	2,555,604.01	10/01/22
Totals							2,137,430.58	1,161,632.05	0.00				562,215,592.79	561,053,960.74
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 25

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	11,572,495.33	12,217,012.72	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
5	6,285,445.00	0.00	--	--	12/13/21	30,567,202.63	300,669.20	452,492.12	753,840.90	1,771,632.26	0.00
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	3,550,897.14	3,651,378.67	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	1,749,269.70	2,290,337.36	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	1,962,844.76	1,518,502.92	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	1,838,679.63	2,108,244.11	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
25	610,671.02	901,931.62	01/01/22	06/30/22	--	0.00	0.00	75,567.42	75,567.42	0.00	0.00
29	811,215.76	812,661.32	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,484,257.96	1,507,600.24	07/01/21	06/30/22	04/11/22	2,014,223.58	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	202,320.33	665,957.75	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	672,709.72	702,253.70	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
37	814,487.08	816,762.32	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	460,277.82	384,892.78	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
43	258,846.88	389,952.74	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	325,778.47	366,781.61	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	32,600,196.60	28,334,269.86				32,581,426.21	300,669.20	528,059.54	829,408.32	1,771,632.26	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 14 of 25

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 15 of 25

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/17/22	0	0.00	1	64,081,697.30	0	0.00	1	64,081,697.30	0	0.00	0	0.00	0	0.00	0	0.00	4.562157%	4.548176%	9
09/16/22	0	0.00	0	0.00	1	64,227,198.47	1	64,227,198.47	0	0.00	0	0.00	0	0.00	0	0.00	4.562159%	4.548177%	10
08/17/22	0	0.00	0	0.00	1	64,365,365.22	1	64,365,365.22	0	0.00	0	0.00	0	0.00	0	0.00	4.562141%	4.548160%	11
07/15/22	0	0.00	0	0.00	1	64,503,074.95	1	64,503,074.95	0	0.00	0	0.00	0	0.00	0	0.00	4.562123%	4.548141%	12
06/17/22	0	0.00	0	0.00	1	64,647,227.13	1	64,647,227.13	0	0.00	0	0.00	0	0.00	0	0.00	4.562123%	4.548141%	13
05/17/22	0	0.00	0	0.00	1	64,784,004.53	1	64,784,004.53	0	0.00	0	0.00	0	0.00	0	0.00	4.562104%	4.548121%	14
04/18/22	0	0.00	0	0.00	1	64,927,257.34	1	64,927,257.34	0	0.00	0	0.00	0	0.00	0	0.00	4.562103%	4.548120%	15
03/17/22	0	0.00	0	0.00	1	65,063,108.48	1	65,063,108.48	0	0.00	0	0.00	0	0.00	0	0.00	4.562083%	4.548099%	16
02/17/22	0	0.00	0	0.00	1	65,219,387.26	1	65,219,387.26	0	0.00	0	0.00	0	0.00	0	0.00	4.562117%	4.548133%	17
01/18/22	0	0.00	0	0.00	1	65,354,272.10	1	65,354,272.10	0	0.00	0	0.00	0	0.00	0	0.00	4.562096%	4.548111%	18
12/17/21	1	7,588,670.76	0	0.00	1	65,488,710.78	1	65,488,710.78	0	0.00	0	0.00	0	0.00	0	0.00	4.562074%	4.548089%	19
11/18/21	0	0.00	0	0.00	1	65,629,707.56	1	65,629,707.56	0	0.00	0	0.00	0	0.00	0	0.00	4.562070%	4.548084%	20
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 16 of 25

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
5	30305076	07/06/22	2	2	452,492.12	753,840.90	1,890,451.13	64,503,074.95	07/03/20	13		12/16/20
25	30305564	09/06/22	0	B	75,567.42	75,567.42	0.00	9,785,533.23
Totals					528,059.54	829,408.32	1,890,451.13	74,288,608.18
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 25

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		556,633,032	492,551,335	0		64,081,697
13 - 24 Months		4,420,929	4,420,929	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-22	561,053,961	496,972,263	0	64,081,697	0	0
Sep-22	562,215,593	497,988,394	0	0	64,227,198	0
Aug-22	563,310,992	498,945,627	0	0	64,365,365	0
Jul-22	564,402,098	499,899,023	0	0	64,503,075	0
Jun-22	565,551,018	500,903,791	0	0	64,647,227	0
May-22	566,633,334	501,849,329	0	0	64,784,005	0
Apr-22	567,773,781	502,846,523	0	0	64,927,257	0
Mar-22	568,847,376	503,784,268	0	0	65,063,108	0
Feb-22	570,104,768	504,885,381	0	0	65,219,387	0
Jan-22	571,169,201	505,814,929	0	0	65,354,272	0
Dec-21	572,229,464	499,152,082	7,588,671	0	65,488,711	0
Nov-21	573,348,651	507,718,944	0	0	65,629,708	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 18 of 25

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	30305542	81,856,930.80	81,856,930.80	235,000,000.00	05/14/13	11,595,621.72	1.12000	06/30/22	07/01/23	188
5	30305076	64,081,697.30	64,503,074.95	69,930,000.00	08/17/21	5,612,833.00	0.80000	12/31/21	06/06/23	249
30	30305566	7,930,270.21	7,930,270.21	13,700,000.00	03/02/16	1,167,233.60	1.66000	06/30/22	08/06/23	219
Totals		153,868,898.31	154,290,275.96	318,630,000.00		18,375,688.32

© 2021 Computershare. All rights reserved. Confidential.										Page 19 of 25

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	30305542	RT	NV	10/01/20	1

10/5/2022: Loan transferred to MLS Special Servicing 10-1-2020 due to Monetary Default. Cash trap has been sprung and all rents are being swept into the lockbox. Borrower initially requested forbearance of payments. To date, cash trap has provided enough to satisfy monthly debt service payments and fund operating expenses. Property faces substantial near-term rollover. Borrower has provided new proposed mod terms; new proposal is being reviewed.

5	30305076	RT	WI	07/03/20	13

10/3/2022 – Loan transferred to Special Servicing on 07/03/20 for imminent monetary payment default. At the time of transfer the loan was past due for the 05/06/20 payment. The loan is secured by a 560,000 sf portion of a 1.2 million SF regional mall in Greendale, WI, a suburb of Milwaukee. Legal counsel has been engaged and a receiver was appointed on 12/18/20. We are considering changes to the existing REA as the Village has purchased a neighboring property and has plans to develop a mixed-use asset over a number of phases with an outside developer.

30	30305566	LO	CA	02/02/16	98

10/03/2022: Loan transferred to SS 02/02/16 due to imminent default, followed by monetary default, then BK11 on 05/26/16; plan confirmed 05/22/17 requiring debtor reinstate loan on effective date, complete PIP by 08/15/17, and improve guest scores to required levels by 12/31/17. Borrower complying with cash management provisions; loan is in cash sweep. Loan is full recourse to guarantor. City filed motion to convert BK11 to BK7 on 07/01/19 due to past due TOT/TMD taxes;

Borrower is paying for past due city taxes monthly, which SS and Trust counsel is monitoring. Borrower was issued a NOD on 9/21/2020 from Franchisor for past due Franchise Fees. Borrower reached agreement on 10/22/2020 for initial paydown with structured payments for the next 9 months. Borrower defaulted on agreement, but has since come to another agreement with Marriott for repayment of all past due amounts. The loan is currently in cash trap. Lockbox funds are utilized to fund monthly payments, ground lease, TOT/TMD and operating expenses monthly. Borrower''s outstanding balance of lender''s expenses and fees continues to accrue monthly. Midland asked what Borrower''s intent was as the maturity date approaches. Borrower''s counsel advised SS that Borrower was seeking financing options to refinance the property. However, Marriott has sent notice that the property is in Level 4 Default due to continued poor customer reviews.

Midland is working with counsel to connect with Marriott to determine how to proceed.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 20 of 25

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
25	30305564	10,608,155.92	5.34500%	10,608,155.92 5.34500%		8	06/01/20	04/06/20	06/09/20
32	30305540	6,994,014.15	5.19250%	6,994,014.15 5.19250%		8	07/10/20	04/01/20	07/13/20
32	30305540	6,909,224.40	5.19250%	6,909,224.40 5.19250%		8	10/23/20	09/01/20	10/26/20
Totals		17,517,380.32		17,517,380.32
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 21 of 25

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
8	30305535	07/17/18	45,789,425.12	77,200,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
13	30305534	02/18/21	21,631,269.96	5,000,000.00	6,088,271.33	1,463,311.29	6,088,271.33	4,624,960.04	17,006,309.92	0.00	116,520.64	16,889,789.28	64.58%
36	30305570	06/17/21	5,540,936.11	4,225,000.00	5,330,502.43	536,079.06	5,330,502.43	4,794,423.37	746,512.74	0.00	53,126.54	693,386.20	10.34%
40	30305574	06/17/21	3,800,475.76	6,200,000.00	4,500,000.00	699,577.02	4,500,000.00	3,800,422.98	52.78	0.00	(46,035.25)	46,088.03	0.88%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			76,762,106.95	92,625,000.00	15,918,773.76	2,698,967.37	15,918,773.76	13,219,806.39	17,752,875.44	0.00	123,611.93	17,629,263.51

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 22 of 25

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
8	30305535	07/17/18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	30305534	05/17/22	0.00	0.00	16,889,789.28	0.00	0.00	(202,487.85)	0.00	0.00	16,889,789.28
		02/17/22	0.00	0.00	17,092,277.13	0.00	0.00	85,967.21	0.00	0.00
		02/18/21	0.00	0.00	17,006,309.92	0.00	0.00	17,006,309.92	0.00	0.00
36	30305570	05/17/22	0.00	0.00	693,386.20	0.00	0.00	(51,710.66)	0.00	0.00	693,386.20
		12/17/21	0.00	0.00	745,096.86	0.00	0.00	(27,606.89)	0.00	0.00
		08/17/21	0.00	0.00	772,703.75	0.00	0.00	26,191.01	0.00	0.00
		06/17/21	0.00	0.00	746,512.74	0.00	0.00	746,512.74	0.00	0.00
40	30305574	03/17/22	0.00	0.00	46,088.03	0.00	0.00	41.00	0.00	0.00	46,088.03
		02/17/22	0.00	0.00	46,047.03	0.00	0.00	45,994.25	0.00	0.00
		06/17/21	0.00	0.00	52.78	0.00	0.00	52.78	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	17,629,263.51	0.00	0.00	17,629,263.51	0.00	0.00	17,629,263.51

© 2021 Computershare. All rights reserved. Confidential.											Page 23 of 25

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	17,117.49	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	13,380.67	0.00	0.00	(101,312.45)	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	1,656.12	0.00	0.00	(10,219.50)	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	32,154.28	0.00	0.00	(111,531.95)	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(79,377.67)

© 2021 Computershare. All rights reserved. Confidential.												Page 24 of 25

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 25 of 25